Cash and cash equivalents (Tables)	9 Months Ended
Mar. 31, 2024
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	31 Mar 2024	30 Jun 2023
	$'000	$'000

Current assets
Cash at bank	259,695	38,657
Cash on deposit	-	30,237

Total cash and cash equivalents	259,695	68,894